OTHER NON-CURRENT ASSETS, NET (Narrative) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other non-current assets [Line Items]
Prepaid long-term lease	[1]		¥ 114,537
Ambow Beijing Campus [Member]
Other non-current assets [Line Items]
Impairment loss related to prepaid long-term lease		¥ 109,210
Career Enhancement [Member]
Other non-current assets [Line Items]
Amortization expenses of continuing operations		5,327	¥ 5,327	¥ 5,388
Impairment loss related to prepaid long-term lease		¥ 109,210		¥ 1,180
Career Enhancement [Member] | Beijing [Member]
Other non-current assets [Line Items]
Lease term		25 years
Prepaid long-term lease			¥ 128,717

[1]	As of December 31, 2014, the balance included prepaid long-term lease of land portion of Ambow Beijing Campus with original amount of RMB 128,717. The lease of building portion of Ambow Beijing Campus was classified as property and accounted for as a capital lease. The lease of Ambow Beijing Campus, with lease period 25 years, started in 2012.For the year ended December 31, 2015, the Group recorded an impairment loss of RMB 109,210 regarding the prepaid long-term lease of Ambow Beijing Campus as it was not available for use.